Other Operating Income	12 Months Ended
Dec. 31, 2024
Other Operating Income [Abstract]
Other operating income

19. Other operating income

	2024	2023	2022
Income from government grant	-	254,092	-
Income from sublease to related party	70,826	16,694	-
Other income	4,466	13,676	9,766
Total other operating income	75,292	284,462	9,766